STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - 11 months ended Mar. 31, 2015 - USD ($)	Preferred Stock	Common Stock	Additional Paid In Capital	Accumulated Deficit	Total
Beginning balance, Value at May. 11, 2014
Beginning balance, Shares at May. 11, 2014
Common stock issued to founders, Value		$ 1			$ 1
Common stock issued to founders, Shares		8,050
Common stock issued for cash, Value			$ 35,000		35,000
Common stock issued for cash, Shares		1,675
Preferred shares issued for cash, Value	$ 1		529,999		530,000
Preferred shares issued for cash, Shares	5,300
Common stock issued for services			$ 362		362
Net loss				$ (446,349)	(446,349)
Ending Balance, Value at Mar. 31, 2015	$ 1	$ 1	$ 565,361	$ (446,349)	$ 119,014
Ending Balance, Shares at Mar. 31, 2015	5,300	9,725